John Hancock
Multimanager Lifestyle Portfolios
Quarterly portfolio holdings 3/31/2023

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 3-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.8%
Equity - 89.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,273,181	$164,346,557
Capital Appreciation, Class NAV, JHF II (Jennison)	7,538,585	85,186,013
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	9,745,216	83,419,051
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,065,530	147,386,959
Disciplined Value International, Class NAV, JHIT (Boston Partners)	11,726,684	167,339,782
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	20,675,933	190,218,581
Equity Income, Class NAV, JHF II (T. Rowe Price)	12,435,201	225,947,606
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,760,423	37,458,938
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,932,426	237,243,284
Global Equity, Class NAV, JHF II (MIM US) (B)	3,920,377	42,653,699
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	5,614,823	63,559,793
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,998,757	39,667,667
International Growth, Class NAV, JHF III (Wellington)	3,719,786	89,535,256
International Small Company, Class NAV, JHF II (DFA)	8,602,678	86,198,838
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	29,161,837	267,997,285
Mid Cap Growth, Class NAV, JHIT (Wellington)	12,298,622	164,555,562
Mid Value, Class NAV, JHF II (T. Rowe Price)	14,145,364	216,989,878
Multifactor Emerging Markets ETF, JHETF (DFA)	3,115,473	75,487,911
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,851,718	113,614,355
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	4,632,887	63,192,578
Small Cap Value, Class NAV, JHF II (Wellington)	4,002,245	68,718,551
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,735,020	110,667,324
Fixed income - 2.1%
Core Bond, Class NAV, JHF II (Allspring Investments)	3,705,691	41,170,225
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,116,551	15,344,992
High Yield, Class NAV, JHBT (MIM US) (B)	2,609,310	7,671,373
Alternative and specialty - 7.6%
Diversified Macro, Class NAV, JHIT (Graham)	2,414,179	21,800,034
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	13,403,237	149,982,221
Health Sciences, Class NAV, JHF II (T. Rowe Price)	9,463,298	44,666,766
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price)	10,988,008	$16,042,492

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,704,889,305)		$3,038,063,571
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	123,137

TOTAL COMMON STOCKS (Cost $91,720)		$123,137
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury STRIPS, PO, 3.512%, 11/15/2052	$12,542,000	4,443,565
U.S. Treasury STRIPS, PO, 3.608%, 05/15/2050	32,379,000	12,203,381
U.S. Treasury STRIPS, PO, 3.630%, 08/15/2051	30,856,000	11,055,515
U.S. Treasury STRIPS, PO, 3.714%, 11/15/2048	23,666,000	9,168,651

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,159,640)		$36,871,112
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.9438% (F)(G)	105	1,052

TOTAL SHORT-TERM INVESTMENTS (Cost $1,052)		$1,052
Total investments (Cost $2,749,141,717) - 100.0%		$3,075,058,872
Other assets and liabilities, net - 0.0%		117,383
TOTAL NET ASSETS - 100.0%		$3,075,176,255
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 3-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.9%
Equity - 74.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	9,637,958	$370,675,862
Capital Appreciation, Class NAV, JHF II (Jennison)	19,313,280	218,240,064
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	42,210,596	361,322,701
Disciplined Value, Class NAV, JHF III (Boston Partners)	16,767,280	349,765,470
Disciplined Value International, Class NAV, JHIT (Boston Partners)	26,750,257	381,726,170
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	36,987,062	340,280,971
Equity Income, Class NAV, JHF II (T. Rowe Price)	28,678,735	521,092,621
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	5,988,677	$81,266,347
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,136,846	99,408,888
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,140,845	430,807,194
Global Equity, Class NAV, JHF II (MIM US) (B)	14,971,138	162,885,983
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	12,055,252	136,465,448
International Dynamic Growth, Class NAV, JHIT (Axiom)	8,888,900	88,177,893
International Growth, Class NAV, JHF III (Wellington)	7,525,874	181,147,778
International Small Company, Class NAV, JHF II (DFA)	18,672,604	187,099,495
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	65,895,677	605,581,276
Mid Cap Growth, Class NAV, JHIT (Wellington)	27,217,475	364,169,816
Mid Value, Class NAV, JHF II (T. Rowe Price)	32,196,844	493,899,586
Multifactor Emerging Markets ETF, JHETF (DFA)	8,405,994	203,677,235
Small Cap Core, Class NAV, JHIT (MIM US) (B)	18,261,829	264,248,659
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	8,878,874	121,107,836
Small Cap Value, Class NAV, JHF II (Wellington)	8,224,582	141,216,064
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	29,199,495	253,743,611
Fixed income - 15.2%
Bond, Class NAV, JHSB (MIM US) (B)	39,910,602	543,981,499
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	22,577,507	163,686,927
Floating Rate Income, Class NAV, JHF II (Bain Capital)	15,804,232	118,373,696
High Yield, Class NAV, JHBT (MIM US) (B)	46,480,231	136,651,878
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	10,028,947	92,667,474
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	25,221,337	248,430,166
Alternative and specialty - 6.4%
Diversified Macro, Class NAV, JHIT (Graham)	4,513,299	40,755,093
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	31,719,458	354,940,730
Health Sciences, Class NAV, JHF II (T. Rowe Price)	21,766,891	102,739,724
Science & Technology, Class NAV, JHF II (T. Rowe Price)	30,436,974	44,437,982

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,536,619,853)		$8,204,672,137
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	279,756
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $208,368)		$279,756
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.1%
U.S. Government - 4.1%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$13,809,198	$13,539,487
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	38,646,724	37,441,278
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	37,649,400	36,127,736
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	47,678,484	45,411,273
U.S. Treasury STRIPS, PO, 3.512%, 11/15/2052	75,278,000	26,670,600
U.S. Treasury STRIPS, PO, 3.608%, 05/15/2050	193,640,000	72,983,421
U.S. Treasury STRIPS, PO, 3.630%, 08/15/2051	184,723,000	66,185,117
U.S. Treasury STRIPS, PO, 3.714%, 11/15/2048	141,668,000	54,884,831

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $410,388,842)		$353,243,743
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.9438% (F)(G)	111	1,110

TOTAL SHORT-TERM INVESTMENTS (Cost $1,110)		$1,110
Total investments (Cost $7,947,218,173) - 100.0%		$8,558,196,746
Other assets and liabilities, net - (0.0%)		(169,492)
TOTAL NET ASSETS - 100.0%		$8,558,027,254
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 3-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.8%
Equity - 55.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,895,801	$226,752,507
Capital Appreciation, Class NAV, JHF II (Jennison)	10,418,986	117,734,544
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	43,700,088	374,072,750
Disciplined Value, Class NAV, JHF III (Boston Partners)	10,082,952	210,330,369
Disciplined Value International, Class NAV, JHIT (Boston Partners)	20,318,596	289,946,367
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	21,054,537	193,701,739
Equity Income, Class NAV, JHF II (T. Rowe Price)	17,079,533	310,335,111
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	4,344,757	$58,958,358
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	8,368,625	91,050,637
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,158,175	250,862,716
Global Equity, Class NAV, JHF II (MIM US) (B)	16,051,739	174,642,925
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,825,074	39,780,766
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	5,671,158	64,197,510
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,495,925	64,439,571
International Growth, Class NAV, JHF III (Wellington)	5,833,508	140,412,526
International Small Company, Class NAV, JHF II (DFA)	9,077,872	90,960,273
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	41,064,332	377,381,212
Mid Cap Growth, Class NAV, JHIT (Wellington)	17,083,189	228,573,072
Mid Value, Class NAV, JHF II (T. Rowe Price)	21,724,972	333,261,064
Multifactor Emerging Markets ETF, JHETF (DFA)	5,213,421	126,321,191
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,835,931	171,265,929
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	5,744,112	78,349,692
Small Cap Value, Class NAV, JHF II (Wellington)	6,002,940	103,070,482
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	28,535,029	247,969,406
Fixed income - 30.6%
Bond, Class NAV, JHSB (MIM US) (B)	51,007,276	695,229,168
Core Bond, Class NAV, JHF II (Allspring Investments)	16,726,900	185,835,857
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	37,703,999	273,353,995
Floating Rate Income, Class NAV, JHF II (Bain Capital)	30,125,402	225,639,258
High Yield, Class NAV, JHBT (MIM US) (B)	84,890,886	249,579,204
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	25,607,885	236,616,854
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	54,681,529	538,613,058
Alternative and specialty - 5.8%
Diversified Macro, Class NAV, JHIT (Graham)	6,222,637	56,190,415
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	21,514,163	240,743,484
Health Sciences, Class NAV, JHF II (T. Rowe Price)	16,251,619	76,707,640
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,362,474	39,087,771
Science & Technology, Class NAV, JHF II (T. Rowe Price)	27,783,610	40,564,071
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,858,107,935)		$7,222,531,492
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	$173,352

TOTAL COMMON STOCKS (Cost $129,117)		$173,352
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$27,995,907	27,449,112
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	78,356,081	75,912,044
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	76,324,898	73,240,100
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	96,644,029	92,048,405
U.S. Treasury STRIPS, PO, 3.512%, 11/15/2052	128,449,000	45,508,806
U.S. Treasury STRIPS, PO, 3.608%, 05/15/2050	330,217,000	124,504,376
U.S. Treasury STRIPS, PO, 3.630%, 08/15/2051	317,264,000	113,673,743
U.S. Treasury STRIPS, PO, 3.714%, 11/15/2048	243,184,000	94,214,027

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $760,529,921)		$646,550,613
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.9438% (F)(G)	107	1,070

TOTAL SHORT-TERM INVESTMENTS (Cost $1,070)		$1,070
Total investments (Cost $7,618,768,043) - 100.0%		$7,869,256,527
Other assets and liabilities, net - 0.0%		430,324
TOTAL NET ASSETS - 100.0%		$7,869,686,851
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 3-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.6%
Equity - 37.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	986,349	$37,934,984
Capital Appreciation, Class NAV, JHF II (Jennison)	1,786,142	20,183,403
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	12,432,743	106,424,280
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,011,956	41,969,393
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,688,141	52,629,775
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,557,118	$23,525,488
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,338,714	60,664,433
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,462,802	26,795,289
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	819,517	49,441,476
Global Equity, Class NAV, JHF II (MIM US) (B)	4,710,657	51,251,953
Global Shareholder Yield, Class NAV, JHF III (Epoch)	2,753,392	28,635,281
International Growth, Class NAV, JHF III (Wellington)	1,725,999	41,544,799
International Small Company, Class NAV, JHF II (DFA)	1,979,748	19,837,076
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,126,973	83,876,881
Mid Cap Growth, Class NAV, JHIT (Wellington)	3,682,819	49,276,112
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,845,919	58,996,393
Multifactor Emerging Markets ETF, JHETF (DFA)	1,013,186	24,549,497
Small Cap Core, Class NAV, JHIT (MIM US) (B)	887,309	12,839,361
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,572,033	21,442,535
Small Cap Value, Class NAV, JHF II (Wellington)	1,334,613	22,915,305
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,102,651	44,342,035
Fixed income - 49.1%
Bond, Class NAV, JHSB (MIM US) (B)	21,399,803	291,679,321
Core Bond, Class NAV, JHF II (Allspring Investments)	19,653,577	218,351,236
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	16,310,600	118,251,851
Floating Rate Income, Class NAV, JHF II (Bain Capital)	13,421,379	100,526,132
High Yield, Class NAV, JHBT (MIM US) (B)	37,742,380	110,962,596
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,734,289	117,664,830
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	19,073,414	187,873,132
Alternative and specialty - 4.9%
Diversified Macro, Class NAV, JHIT (Graham)	2,493,152	22,513,160
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,107,873	45,967,094
Infrastructure, Class NAV, JHIT (Wellington)	892,805	11,526,108
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,864,727	34,627,954

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,156,864,122)		$2,139,019,163
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	29,077
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $21,656)		$29,077
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Government - 8.4%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$12,453,584	$12,210,350
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	34,855,083	33,767,903
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	33,949,422	32,577,299
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	42,980,444	40,936,634
U.S. Treasury STRIPS, PO, 3.512%, 11/15/2052	25,887,000	9,171,628
U.S. Treasury STRIPS, PO, 3.608%, 05/15/2050	66,618,000	25,115,552
U.S. Treasury STRIPS, PO, 3.630%, 08/15/2051	64,029,000	22,941,198
U.S. Treasury STRIPS, PO, 3.714%, 11/15/2048	49,073,000	19,011,797

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $223,157,700)		$195,732,361
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.9438% (F)(G)	113	1,128

TOTAL SHORT-TERM INVESTMENTS (Cost $1,128)		$1,128
Total investments (Cost $2,380,044,606) - 100.0%		$2,334,781,729
Other assets and liabilities, net - 0.0%		208,020
TOTAL NET ASSETS - 100.0%		$2,334,989,749
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 3-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.2%
Equity - 18.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	351,109	$13,503,640
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,041,426	43,154,609
Disciplined Value, Class NAV, JHF III (Boston Partners)	468,459	9,772,060
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,384,746	19,760,323
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,078,804	19,124,997
Equity Income, Class NAV, JHF II (T. Rowe Price)	843,266	15,322,140
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,207,170	13,134,012
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	155,315	$9,370,179
Global Equity, Class NAV, JHF II (MIM US) (B)	1,888,359	20,545,347
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,163,222	12,097,513
International Growth, Class NAV, JHF III (Wellington)	669,700	16,119,672
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,323,021	48,918,564
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,532,070	20,499,091
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,594,767	24,463,728
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,261,566	17,207,765
Small Cap Value, Class NAV, JHF II (Wellington)	1,067,603	18,330,735
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,124,588	18,462,668
Fixed income - 69.3%
Bond, Class NAV, JHSB (MIM US) (B)	25,316,298	345,061,143
Core Bond, Class NAV, JHF II (Allspring Investments)	24,763,450	275,121,928
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	17,685,091	128,216,908
Floating Rate Income, Class NAV, JHF II (Bain Capital)	14,432,965	108,102,906
High Yield, Class NAV, JHBT (MIM US) (B)	40,134,511	117,995,463
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	15,148,923	139,976,045
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	18,161,986	178,895,560
Alternative and specialty - 3.7%
Infrastructure, Class NAV, JHIT (Wellington)	2,499,802	32,272,438
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,111,900	36,842,626

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,816,658,877)		$1,702,272,060
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.8%
U.S. Government - 8.8%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$17,169,891	16,834,541
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	48,060,927	46,561,838
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	46,801,262	44,909,711
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	59,247,208	56,429,880

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $177,731,300)		$164,735,970
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.9438% (F)(G)	111	1,112
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,112)	$1,112
Total investments (Cost $1,994,391,289) - 100.0%	$1,867,009,142
Other assets and liabilities, net - (0.0%)	(141,721)
TOTAL NET ASSETS - 100.0%	$1,866,867,421
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 3-31-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of March 31, 2023, by major security category or type:
	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,038,063,571	$3,038,063,571	—	—
Common stocks	123,137	—	—	$123,137
U.S. Government and Agency obligations	36,871,112	—	$36,871,112	—
Short-term investments	1,052	1,052	—	—
Total investments in securities	$3,075,058,872	$3,038,064,623	$36,871,112	$123,137

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,204,672,137	$8,204,672,137	—	—
Common stocks	279,756	—	—	$279,756
U.S. Government and Agency obligations	353,243,743	—	$353,243,743	—
Short-term investments	1,110	1,110	—	—
Total investments in securities	$8,558,196,746	$8,204,673,247	$353,243,743	$279,756

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,222,531,492	$7,222,531,492	—	—
Common stocks	173,352	—	—	$173,352
U.S. Government and Agency obligations	646,550,613	—	$646,550,613	—
Short-term investments	1,070	1,070	—	—
Total investments in securities	$7,869,256,527	$7,222,532,562	$646,550,613	$173,352

8	|

	Total value at 3-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,139,019,163	$2,139,019,163	—	—
Common stocks	29,077	—	—	$29,077
U.S. Government and Agency obligations	195,732,361	—	$195,732,361	—
Short-term investments	1,128	1,128	—	—
Total investments in securities	$2,334,781,729	$2,139,020,291	$195,732,361	$29,077

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,702,272,060	$1,702,272,060	—	—
U.S. Government and Agency obligations	164,735,970	—	$164,735,970	—
Short-term investments	1,112	1,112	—	—
Total investments in securities	$1,867,009,142	$1,702,273,172	$164,735,970	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	4,273,181	$157,304,756	—	$(18,045,822)	$(8,787,957)	$33,875,580	—	—	$164,346,557
Capital Appreciation	7,538,585	74,895,541	$63,863	(3,516,413)	(1,791,403)	15,534,425	—	—	85,186,013
Capital Appreciation Value	9,745,216	80,972,442	—	(2,585,803)	(639,827)	5,672,239	—	—	83,419,051
Core Bond	3,705,691	40,817,494	1,906,542	(2,638,179)	(99,099)	1,183,467	$251,483	—	41,170,225
Disciplined Value	7,065,530	147,952,201	—	—	—	(565,242)	—	—	147,386,959
Disciplined Value International	11,726,684	162,544,225	—	(9,614,107)	600,157	13,809,507	—	—	167,339,782
Diversified Macro	2,414,179	21,394,386	638,997	(436,846)	(33,119)	236,616	—	—	21,800,034
Diversified Real Assets	13,403,237	140,639,110	8,062,030	—	—	1,281,081	—	—	149,982,221
Emerging Markets Debt	2,116,551	15,070,859	658,072	(402,504)	(116,190)	134,755	223,557	—	15,344,992
Emerging Markets Equity	20,675,933	187,267,184	416,960	(6,818,218)	(3,987,541)	13,340,196	—	—	190,218,581
Equity Income	12,435,201	227,402,120	862,666	—	—	(2,317,180)	862,667	—	225,947,606
Financial Industries	2,760,423	41,158,394	2,188,766	(2,335,053)	(316,796)	(3,236,373)	—	—	37,458,938
Fundamental Large Cap Core	3,932,426	216,767,308	—	(7,050,202)	(1,771,679)	29,297,857	—	—	237,243,284
Global Equity	3,920,377	42,996,608	—	(2,497,832)	(430,423)	2,585,346	—	—	42,653,699
|	9

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Thematic Opportunities	5,614,823	$63,368,102	—	$(4,364,793)	$(317,873)	$4,874,357	—	—	$63,559,793
Health Sciences	9,463,298	45,301,119	$404,926	—	—	(1,039,279)	—	—	44,666,766
High Yield	2,609,310	7,484,171	200,395	(196,634)	(33,458)	216,899	$119,517	—	7,671,373
International Dynamic Growth	3,998,757	36,341,103	—	(731,097)	(354,648)	4,412,309	—	—	39,667,667
International Growth	3,719,786	84,893,382	—	(1,504,027)	(620,440)	6,766,341	—	—	89,535,256
International Small Company	8,602,678	83,345,227	—	(2,342,560)	(82,016)	5,278,187	—	—	86,198,838
International Strategic Equity Allocation	29,161,837	228,495,631	29,381,655	(5,701,448)	(531,287)	16,352,734	—	—	267,997,285
John Hancock Collateral Trust	105	1,046	4,947,491	(4,947,493)	8	—	964	—	1,052
Mid Cap Growth	12,298,622	155,656,553	—	(2,920,920)	(2,706,942)	14,526,871	—	—	164,555,562
Mid Value	14,145,364	216,624,747	42,980	(6,736,926)	173,039	6,886,038	—	—	216,989,878
Multifactor Emerging Markets ETF	3,115,473	71,461,214	821,551	(1,847)	(506)	3,207,499	—	—	75,487,911
Science & Technology	10,988,008	16,246,636	—	(4,199,848)	(3,238,679)	7,234,383	—	—	16,042,492
Small Cap Core	7,851,718	101,689,937	6,166,189	(753,140)	(83,203)	6,594,572	—	—	113,614,355
Small Cap Growth	4,632,887	59,895,003	780,248	—	—	2,517,327	—	—	63,192,578
Small Cap Value	4,002,245	69,748,602	310,672	(3,233,499)	105,584	1,787,192	—	—	68,718,551
U.S. Sector Rotation	12,735,020	141,295,354	—	(38,751,674)	(6,657,309)	14,780,953	—	—	110,667,324
					$(31,721,607)	$205,228,657	$1,458,188	—	$3,038,064,623
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	9,637,958	$356,061,214	—	$(41,860,303)	$(20,761,451)	$77,236,402	—	—	$370,675,862
Bond	39,910,602	513,797,387	$29,355,196	(10,605,754)	(2,452,401)	13,887,071	$5,512,497	—	543,981,499
Capital Appreciation	19,313,280	191,069,036	1,395,554	(9,442,808)	(4,893,709)	40,111,991	—	—	218,240,064
Capital Appreciation Value	42,210,596	348,006,145	—	(8,446,378)	(2,049,228)	23,812,162	—	—	361,322,701
Disciplined Value	16,767,280	351,180,640	—	(76,290)	3,700	(1,342,580)	—	—	349,765,470
Disciplined Value International	26,750,257	367,541,745	—	(18,604,954)	1,231,154	31,558,225	—	—	381,726,170
Diversified Macro	4,513,299	37,627,565	2,816,233	—	—	311,295	—	—	40,755,093
Diversified Real Assets	31,719,458	349,112,901	4,782,240	(2,851,645)	54,465	3,842,769	—	—	354,940,730
Emerging Markets Debt	22,577,507	165,613,477	2,399,530	(4,558,233)	(1,490,918)	1,723,071	2,399,526	—	163,686,927
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	36,987,062	$340,843,164	—	$(17,489,109)	$(10,964,225)	$27,891,141	—	—	$340,280,971
Equity Income	28,678,735	526,061,080	$1,989,528	(1,664,131)	71,248	(5,365,104)	$1,989,528	—	521,092,621
Financial Industries	5,988,677	94,758,256	—	(5,380,586)	(753,123)	(7,358,200)	—	—	81,266,347
Floating Rate Income	15,804,232	118,901,985	2,547,329	(4,861,973)	(243,643)	2,029,998	2,547,330	—	118,373,696
Fundamental Global Franchise	9,136,846	100,756,105	—	(14,674,809)	(3,880,834)	17,208,426	—	—	99,408,888
Fundamental Large Cap Core	7,140,845	388,639,365	—	(7,294,582)	(1,790,938)	51,253,349	—	—	430,807,194
Global Equity	14,971,138	164,007,690	—	(9,385,613)	(1,868,298)	10,132,204	—	—	162,885,983
Global Thematic Opportunities	12,055,252	137,567,761	—	(10,870,784)	461,895	9,306,576	—	—	136,465,448
Health Sciences	21,766,891	105,134,082	—	—	—	(2,394,358)	—	—	102,739,724
High Yield	46,480,231	132,531,943	2,137,545	(1,238,219)	(193,641)	3,414,250	2,137,546	—	136,651,878
International Dynamic Growth	8,888,900	83,905,294	—	(4,931,379)	(3,016,566)	12,220,544	—	—	88,177,893
International Growth	7,525,874	174,729,146	—	(6,095,683)	(2,645,855)	15,160,170	—	—	181,147,778
International Small Company	18,672,604	182,491,027	—	(6,701,870)	(211,864)	11,522,202	—	—	187,099,495
International Strategic Equity Allocation	65,895,677	522,577,911	66,367,181	(19,478,357)	(2,064,947)	38,179,488	—	—	605,581,276
John Hancock Collateral Trust	111	1,069	20,000,222	(20,000,180)	(1)	—	2,604	—	1,110
Mid Cap Growth	27,217,475	350,269,459	—	(12,715,578)	(11,984,220)	38,600,155	—	—	364,169,816
Mid Value	32,196,844	492,171,229	1,358,440	(15,823,310)	527,187	15,666,040	—	—	493,899,586
Multifactor Emerging Markets ETF	8,405,994	194,935,001	—	—	—	8,742,234	—	—	203,677,235
Science & Technology	30,436,974	44,678,030	—	(11,268,888)	(11,446,130)	22,474,970	—	—	44,437,982
Short Duration Bond	10,028,947	93,422,988	1,071,572	(2,230,140)	6,206	396,848	1,071,572	—	92,667,474
Small Cap Core	18,261,829	239,032,987	13,312,971	(3,521,263)	(232,570)	15,656,534	—	—	264,248,659
Small Cap Growth	8,878,874	115,435,669	806,262	—	—	4,865,905	—	—	121,107,836
Small Cap Value	8,224,582	143,111,733	2,301,231	(8,164,105)	383,652	3,583,553	—	—	141,216,064
Strategic Income Opportunities	25,221,337	251,643,532	2,323,442	(11,205,849)	(569,138)	6,238,179	2,323,443	—	248,430,166
U.S. Sector Rotation	29,199,495	317,627,755	—	(82,356,288)	(14,714,441)	33,186,585	—	—	253,743,611
					$(95,488,634)	$523,752,095	$17,984,046	—	$8,204,673,247
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	5,895,801	$221,386,374	—	$(29,370,345)	$(9,165,783)	$43,902,261	—	—	$226,752,507
Bond	51,007,276	686,575,904	$7,554,332	(14,301,406)	(2,975,086)	18,375,424	$7,075,968	—	695,229,168
Capital Appreciation	10,418,986	105,340,262	—	(6,848,719)	(3,523,731)	22,766,732	—	—	117,734,544
Capital Appreciation Value	43,700,088	363,814,911	—	(12,474,023)	(2,902,439)	25,634,301	—	—	374,072,750
Core Bond	16,726,900	152,396,860	31,939,542	(2,425,329)	(295,253)	4,220,037	1,146,562	—	185,835,857
Disciplined Value	10,082,952	213,938,834	—	(2,904,176)	147,841	(852,130)	—	—	210,330,369
Disciplined Value International	20,318,596	282,597,247	—	(17,901,052)	1,339,495	23,910,677	—	—	289,946,367
Diversified Macro	6,222,637	54,807,887	2,794,895	(1,999,089)	(68,525)	655,247	—	—	56,190,415
Diversified Real Assets	21,514,163	243,243,972	681,427	(6,111,030)	319,870	2,609,245	—	—	240,743,484
Emerging Markets Debt	37,703,999	274,231,108	4,132,377	(5,377,388)	(1,769,979)	2,137,877	4,004,701	—	273,353,995
Emerging Markets Equity	21,054,537	194,723,750	—	(10,613,766)	(6,292,539)	15,884,294	—	—	193,701,739
Equity Income	17,079,533	317,532,823	1,184,857	(5,420,843)	288,854	(3,250,580)	1,184,858	—	310,335,111
Financial Industries	4,344,757	69,326,236	—	(4,513,230)	(523,332)	(5,331,316)	—	—	58,958,358
Floating Rate Income	30,125,402	229,552,338	4,850,041	(12,200,757)	(1,159,739)	4,597,375	4,850,041	—	225,639,258
Fundamental Global Franchise	8,368,625	93,182,570	—	(14,424,442)	(366,628)	12,659,137	—	—	91,050,637
Fundamental Large Cap Core	4,158,175	231,456,908	—	(9,997,530)	(2,453,943)	31,857,281	—	—	250,862,716
Global Equity	16,051,739	177,827,287	—	(12,080,181)	(2,364,399)	11,260,218	—	—	174,642,925
Global Shareholder Yield	3,825,074	39,244,413	200,187	(677,551)	24,369	989,348	200,188	—	39,780,766
Global Thematic Opportunities	5,671,158	65,748,055	—	(6,220,442)	332,863	4,337,034	—	—	64,197,510
Health Sciences	16,251,619	78,495,319	—	—	—	(1,787,679)	—	—	76,707,640
High Yield	84,890,886	245,129,064	3,920,531	(5,463,231)	(791,571)	6,784,411	3,920,530	—	249,579,204
International Dynamic Growth	6,495,925	61,767,637	—	(4,100,191)	(1,288,550)	8,060,675	—	—	64,439,571
International Growth	5,833,508	137,691,499	—	(7,117,922)	(3,027,166)	12,866,115	—	—	140,412,526
International Small Company	9,077,872	90,871,374	—	(5,490,667)	512,710	5,066,856	—	—	90,960,273
International Strategic Equity Allocation	41,064,332	321,471,482	47,677,211	(14,198,687)	(1,182,716)	23,613,922	—	—	377,381,212
12	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	107	$1,043	$8,333,243	$(8,333,069)	$(147)	—	$1,097	—	$1,070
Mid Cap Growth	17,083,189	223,064,701	999,999	(12,522,172)	(11,234,023)	$28,264,567	—	—	228,573,072
Mid Value	21,724,972	332,139,346	5,133,437	(15,291,946)	1,249,790	10,030,437	—	—	333,261,064
Multi-Asset High Income	4,362,474	39,368,309	481,474	(719,234)	(76,684)	33,906	481,474	—	39,087,771
Multifactor Emerging Markets ETF	5,213,421	122,181,199	—	(1,368,135)	(225,441)	5,733,568	—	—	126,321,191
Science & Technology	27,783,610	37,973,188	—	(7,427,220)	(10,143,088)	20,161,191	—	—	40,564,071
Short Duration Bond	25,607,885	239,035,224	2,717,497	(6,153,705)	(575,179)	1,593,017	2,717,496	—	236,616,854
Small Cap Core	11,835,931	154,221,569	9,071,320	(1,906,825)	(119,831)	9,999,696	—	—	171,265,929
Small Cap Growth	5,744,112	75,190,430	—	—	—	3,159,262	—	—	78,349,692
Small Cap Value	6,002,940	105,463,236	2,268,839	(7,633,294)	552,605	2,419,096	—	—	103,070,482
Strategic Income Opportunities	54,681,529	545,196,359	5,011,672	(23,879,058)	(1,813,246)	14,097,331	5,011,672	—	538,613,058
U.S. Sector Rotation	28,535,029	293,214,269	—	(62,692,585)	(11,140,370)	28,588,092	—	—	247,969,406
					$(70,710,991)	$395,046,925	$30,594,587	—	$7,222,532,562
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	986,349	$37,472,692	$417,789	$(5,796,036)	$(872,171)	$6,712,710	—	—	$37,934,984
Bond	21,399,803	290,643,700	3,798,450	(9,288,232)	(1,706,526)	8,231,929	$2,977,899	—	291,679,321
Capital Appreciation	1,786,142	18,574,874	187,483	(1,946,412)	(1,009,820)	4,377,278	—	—	20,183,403
Capital Appreciation Value	12,432,743	104,610,728	—	(4,725,498)	(1,061,377)	7,600,427	—	—	106,424,280
Core Bond	19,653,577	205,050,538	14,031,027	(6,030,761)	(870,680)	6,171,112	1,347,819	—	218,351,236
Disciplined Value	2,011,956	43,004,710	119,235	(1,032,204)	53,036	(175,384)	—	—	41,969,393
Disciplined Value International	3,688,141	49,298,229	2,000,000	(3,251,439)	208,647	4,374,338	—	—	52,629,775
Diversified Macro	2,493,152	22,468,840	964,689	(1,186,716)	(79,100)	345,447	—	—	22,513,160
Diversified Real Assets	4,107,873	47,241,868	777,318	(2,672,919)	129,444	491,383	—	—	45,967,094
Emerging Markets Debt	16,310,600	117,968,934	2,155,154	(2,023,810)	(643,892)	795,465	1,730,064	—	118,251,851
Emerging Markets Equity	2,557,118	23,333,697	468,589	(1,439,146)	(812,961)	1,975,309	—	—	23,525,488
Equity Income	3,338,714	62,190,996	1,015,491	(2,031,819)	107,052	(617,287)	231,261	—	60,664,433
Floating Rate Income	13,421,379	102,552,807	2,159,601	(5,733,752)	(609,039)	2,156,515	2,159,602	—	100,526,132
Fundamental Global Franchise	2,462,802	26,936,868	42,075	(3,810,100)	63,872	3,562,574	—	—	26,795,289
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	819,517	$47,205,057	$96,054	$(3,785,180)	$(956,400)	$6,881,945	—	—	$49,441,476
Global Equity	4,710,657	52,273,536	—	(3,661,237)	(1,421,963)	4,061,617	—	—	51,251,953
Global Shareholder Yield	2,753,392	28,589,270	144,101	(843,286)	36,725	708,471	$144,101	—	28,635,281
High Yield	37,742,380	109,779,348	2,289,684	(3,792,309)	(615,311)	3,301,184	1,744,793	—	110,962,596
Infrastructure	892,805	11,583,742	23,467	(157,590)	38,105	38,384	23,467	—	11,526,108
International Growth	1,725,999	41,463,169	—	(2,868,130)	(2,029,293)	4,979,053	—	—	41,544,799
International Small Company	1,979,748	19,998,611	—	(1,390,260)	29,308	1,199,417	—	—	19,837,076
International Strategic Equity Allocation	9,126,973	73,013,091	10,453,643	(4,656,768)	(364,516)	5,431,431	—	—	83,876,881
John Hancock Collateral Trust	113	1,118	1,430,490	(1,430,453)	(27)	—	224	—	1,128
Mid Cap Growth	3,682,819	48,156,237	638,573	(3,204,468)	(2,084,204)	5,769,974	—	—	49,276,112
Mid Value	3,845,919	57,723,264	2,486,644	(3,244,916)	312,843	1,718,558	—	—	58,996,393
Multi-Asset High Income	3,864,727	35,048,409	426,123	(819,684)	(76,629)	49,735	426,123	—	34,627,954
Multifactor Emerging Markets ETF	1,013,186	23,786,609	91,232	(404,117)	(53,162)	1,128,935	—	—	24,549,497
Short Duration Bond	12,734,289	119,687,378	1,388,355	(3,914,023)	(365,523)	868,643	1,361,591	—	117,664,830
Small Cap Core	887,309	10,181,430	1,989,841	—	—	668,090	—	—	12,839,361
Small Cap Growth	1,572,033	20,407,569	344,708	(189,194)	(71,527)	950,979	—	—	21,442,535
Small Cap Value	1,334,613	23,039,614	1,068,529	(1,877,967)	178,384	506,745	—	—	22,915,305
Strategic Income Opportunities	19,073,414	192,445,781	1,769,444	(10,665,101)	(779,718)	5,102,726	1,761,510	—	187,873,132
U.S. Sector Rotation	5,102,651	52,378,150	—	(11,200,011)	(1,861,776)	5,025,672	—	—	44,342,035
					$(17,188,199)	$94,393,375	$13,908,454	—	$2,139,020,291
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	351,109	$13,652,802	$198,790	$(2,450,346)	$(725,854)	$2,828,248	—	—	$13,503,640
Bond	25,316,298	342,220,082	3,841,477	(8,692,839)	(1,470,019)	9,162,442	$3,509,243	—	345,061,143
Capital Appreciation Value	5,041,426	42,723,847	—	(2,245,896)	(485,440)	3,162,098	—	—	43,154,609
Core Bond	24,763,450	262,610,675	11,865,322	(6,134,173)	(916,890)	7,696,994	1,702,973	—	275,121,928
Disciplined Value	468,459	9,963,076	139,584	(306,125)	12,191	(36,666)	—	—	9,772,060
Disciplined Value International	1,384,746	18,491,722	999,999	(1,460,649)	15,096	1,714,155	—	—	19,760,323
Emerging Markets Debt	17,685,091	127,239,857	1,882,866	(1,067,855)	(327,431)	489,471	1,882,864	—	128,216,908
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	2,078,804	$18,862,064	$505,059	$(1,178,316)	$(717,669)	$1,653,859	—	—	$19,124,997
Equity Income	843,266	15,540,287	430,236	(520,425)	26,760	(154,718)	$57,285	—	15,322,140
Floating Rate Income	14,432,965	110,512,468	2,315,873	(6,387,286)	(654,021)	2,315,872	2,315,874	—	108,102,906
Fundamental Global Franchise	1,207,170	13,252,276	78,760	(1,992,571)	49,959	1,745,588	—	—	13,134,012
Fundamental Large Cap Core	155,315	9,061,605	80,755	(906,726)	7,343	1,127,202	—	—	9,370,179
Global Equity	1,888,359	20,874,904	91,492	(1,482,969)	(272,827)	1,334,747	—	—	20,545,347
Global Shareholder Yield	1,163,222	12,043,338	88,076	(349,865)	16,283	299,681	60,878	—	12,097,513
High Yield	40,134,511	116,702,698	2,122,671	(3,684,738)	(593,321)	3,448,153	1,856,589	—	117,995,463
Infrastructure	2,499,802	32,116,661	671,892	(733,576)	104,320	113,141	65,705	—	32,272,438
International Growth	669,700	16,090,516	—	(1,124,070)	(777,302)	1,930,528	—	—	16,119,672
International Strategic Equity Allocation	5,323,021	44,645,423	4,992,423	(3,788,761)	(239,343)	3,308,822	—	—	48,918,564
John Hancock Collateral Trust	111	1,216,831	204,025	(1,419,822)	18	60	67	—	1,112
Mid Cap Growth	1,532,070	20,031,920	465,970	(1,533,001)	(662,312)	2,196,514	—	—	20,499,091
Mid Value	1,594,767	23,078,030	1,839,045	(1,251,167)	(54,097)	851,917	—	—	24,463,728
Multi-Asset High Income	4,111,900	37,114,232	453,512	(695,464)	(62,401)	32,747	453,512	—	36,842,626
Short Duration Bond	15,148,923	142,110,128	1,902,430	(4,635,406)	(430,615)	1,029,508	1,615,073	—	139,976,045
Small Cap Growth	1,261,566	17,185,036	430,603	(1,167,261)	(643,526)	1,402,913	—	—	17,207,765
Small Cap Value	1,067,603	18,516,853	932,181	(1,665,622)	(424,505)	971,828	—	—	18,330,735
Strategic Income Opportunities	18,161,986	181,346,756	1,664,803	(8,215,529)	(467,472)	4,567,002	1,664,803	—	178,895,560
U.S. Sector Rotation	2,124,588	21,740,057	56,211	(4,662,074)	(637,058)	1,965,532	—	—	18,462,668
					$(10,330,133)	$55,157,638	$15,184,866	—	$1,702,273,172
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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